Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss (Parentheticals) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Research and development expense, Patent cost	$ 42,259